	Clifford Capital Partners Fund
Schedule of Investments	June 30, 2023 (unaudited)
		Shares		Fair Value
98.40%	COMMON STOCKS
5.19%	COMMUNICATION SERVICES
	Liberty Media Corp-Liberty Sirius XM(A) . . . .	109,000		$3,576,290
	Vodafne Group PLC . . . . . . . . . . . . . . . . .	. 242,300. . .		2,289,735
				5,866,025
13.21%	CONSUMER DISCRETIONARY
	AutoZone, Inc..(A) . . . . . . . . . . . . . . . . . . . .	. . 1,920. .		4,787,251
	Big Lots, Inc.. . . . . . . . . . . . . . . . . . . . . .	317,500. . . . .	.	2,803,525
	eBay Inc.. . . . . . . . . . . . . . . . . . . . . . .	. 84,600. . . .		. 3,780,774. .
	Perdoceo Education Corp..(A) . . . . . . . . .	. 252,500. . .		3,098,175
	Qurate Retail, Inc.. - Class A(A) . . . . . . . . . .	. 479,800. .		474,906
				14,944,631
7.65%	CONSUMER STAPLES
	General Mills, Inc.. . . . . . . . . . . . . . . . . . .	. 57,300. . . .		4,394,910
	The Kraft Heinz Co.. . . . . . . . . . . . . . . . . .	.120,100. . .		4,263,550
				8,658,460
5.78%	ENERGY
	Liberty Energy, Inc.. . . . . . . . . . . . . . . . . . .	.185,400. . .		2,478,798
	Schlumberger Ltd.. . . . . . . . . . . . . . . . . . . . .	. . 82,600		4,057,312
				6,536,110
17.21%	FINANCIALS
	American Express Co.. . . . . . . . . . . . . . . .	. . 28,500. .		4,964,700
	Community Trust Bancorp, Inc.. . . . . . . . .	. 102,400. .		3,642,368
	CVB Financial Corp.. . . . . . . . . . . . . . . . . .	.285,000. . .		3,784,800
	First Citizens BancShares, Inc.. . . . . . . . . . .	. . 2,520		3,234,294
	Westamerica Bancorp.. . . . . . . . . . . . . .	.100,200. . . .		3,837,660
				19,463,822
14.06%	HEALTH CARE
	Cardinal Health, Inc.. . . . . . . . . . . . . . . . . . . .	. . 60,600		5,730,942
	GSK PLC . . . . . . . . . . . . . . . . . . . .	. . 94,700. . . .	. .3,375,108. .
	Haleon PLC-ADR-W/I . . . . . . . . . . . . . . . . . .	. . 370,300		3,103,114
	Johnson & Johnson . . . . . . . . . . . . . . . .	. 22,300. . . .		3,691,096
				15,900,260
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QUARTERLY REPORT

	Clifford Capital Partners Fund
Schedule of Investments - continued			June 30, 2023 (unaudited)
				Shares		Fair Value
15.06%	INDUSTRIALS
	3M Company . . . . . . . . . . . . .	. . . .	. . . .		31,500. . . . .$. 3,152,835
	HNI Corp.. . . . . . . . . . . . . . . . . . . . .		. . . . .76,600. . . . . 2,158,588
	Pitney Bowes, Inc.. . . . . . . . . . . . . . .		. . . 1,148,800. . . . .			4,066,752
	Raytheon Technologies Corp.. . . . . . . .		. . . . .		42,600	4,173,096
	Stericycle, Inc..(A) . . . . . . . . . . . . . . . . . . .				75,000. . .	. 3,483,000.
						17,034,271
15.52%	INFORMATION TECHNOLOGY
	Cisco Systems, Inc.. . . . . . . . . . . . .		. . . .		64,900. . . . . 3,357,926
	DXC Technology Co..(A) . . . . . . . . . . . .		. . . .173,600. . .			4,638,592
	EVERTEC, Inc.. . . . . . . . . . . . . . . . . . . .		. . . .115,900. . .			4,268,597
	NCR Corp..(A) . . . . . . . . . . . . . . . . . . .		. . . .209,700. . . . .			5,284,440
						17,549,555
4.72%	MATERIALS
	Compass Minerals International, Inc.. . . .		. . .		82,400	2,801,600
	Sealed Air Corp.. . . . . . . . . . . . . . . . . .		. . . .		63,600. . .	2,544,000
						5,345,600
98.40%	TOTAL COMMON STOCKS .	. . . . . . . . . . .	. . . . . . . . . . . 111,298,734. . . . . .
1.46%	MONEY MARKET FUNDS
	Federal Institutional Prime Obligations
	Fund Institutional Class 5..19%(B) . . . . .		. . . 1,659,054.			1,659,344
99.86%	TOTAL INVESTMENTS . . . . .	. . . . . . . . . . .	. . . . . . . . . .112,958,078. . . . . . .
0.14%	Liabilities in excess of other assets . . . . . .		. . . . .	. . . . .	. . . . . . 154,496.
100.00%	. . . . . . . . . . . . . .NET ASSETS	. . . . . . . .	. . . . . . . .			$.113,112,574. . . . . .	. . . . .

(A)Non-income producing

(B)Effective 7 day yield as of June 30, 2023

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QUARTERLY REPORT

Clifford Capital Partners Fund

Schedule of Investments - continued	June 30, 2023 (unaudited)

In accordance with U. .S. . GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. . Various inputs are used in determining the value of a Fund’s investments.. U..S.. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. . Level 1 includes quoted prices in active markets for identical securities.. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc..).. Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)..

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities..

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

		Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks . . . . .	. . .$111,298,734. . .	$—	$—	$111,298,734
Money Market Funds .	. . . . . . 1,659,344			1,659,344
Total Investments . . . .
	. . . $.112,958,078. .	$—	$—	$112,958,078

The Fund held no Level 3 securities at any time during the period..

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2023..

At June 30, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.. Cost of securities for Federal income tax purpose is $115,492,331 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	. $	.13,258,498.
Gross unrealized depreciation . . . .	. .(15,792,751.		)
Net unrealized appreciation . . . . . .	. .$	(2,534,253. .	)

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QUARTERLY REPORT